PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited)
1
Voya Target
Retirement 2030 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 37 .4%
80,948  iShares Core S&P Mid-
Cap ETF
$ 4,667,462
4 .0
32,536  iShares Core S&P
Small-Cap ETF
3,492,740
3 .0
143,024  iShares Core U.S.
Aggregate Bond ETF
13,923,386
11 .9
67,282  Schwab U.S. TIPS
ETF
3,484,535
3 .0
99,303  SPDR Portfolio High
Yield Bond ETF
2,316,739
2 .0
202,721  Vanguard FTSE
Developed Markets
ETF
9,868,458
8 .5
28,301  Vanguard FTSE
Emerging Markets ETF
1,160,907
1 .0
39,630  Vanguard Long-Term
Treasury ETF
2,331,829
2 .0
30,080  Vanguard Short-Term
Corporate Bond ETF
2,317,062
2 .0
Total Exchange-Traded
Funds
(Cost $41,841,172)
43,563,118
37 .4
MUTUAL FUNDS : 62 .6%
Affiliated Investment Companies : 26 .0%
2,429,843  Voya Intermediate
Bond Fund - Class R6
20,969,547
18 .0
346,299  Voya Multi-Manager
International Equity
Fund - Class I
3,487,226
3 .0
502,190  Voya Multi-Manager
International Factors
Fund - Class I
4,650,280
4 .0
108,213  Voya VACS Series
EME Fund
1,164,371
1 .0
30,271,424
26 .0
Unaffiliated Investment Companies : 36 .6%
763,311  TIAA-CREF S&P
500 Index Fund
- Institutional Class
42,546,934
36 .6
Total Mutual Funds
(Cost $64,487,693)
72,818,358
62 .6
Total Long-Term
Investments
(Cost $106,328,865)
116,381,476
100 .0
Total Investments in
Securities
(Cost $106,328,865) $ 116,381,476 100 .0
Assets in Excess of
Other Liabilities 51,755 0.0
Net Assets $ 116,433,231 100.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited) (continued)
2
Voya Target
Retirement 2030 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 43,563,118 $ — $ — $ 43,563,118
Mutual Funds 72,818,358 — — 72,818,358
Total Investments, at fair value $ 116,381,476 $ — $ — $ 116,381,476
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 17,319,192 $ 15,669,110 $ (12,142,106) $ 123,351 $ 20,969,547 $ 637,734 $ (321,028) $ —
Voya Multi-Manager International
Equity Fund - Class I
2,999,975 2,115,190 (1,829,477) 201,538 3,487,226 63,951 50,539 —
Voya Multi-Manager International
Factors Fund - Class I
4,000,844 2,747,698 (2,292,068) 193,806 4,650,280 187,944 141,498 —
Voya VACS Series EME Fund
— 3,027,945 (1,929,219) 65,645 1,164,371 29,954 65,640 9,547
$ 24,320,011 $ 23,559,943 $ (18,192,870) $ 584,340 $ 30,271,424 $ 919,583 $ (63,351) $ 9,547
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 10,369,407
Gross Unrealized Depreciation (316,795)
Net Unrealized Appreciation $ 10,052,612